UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   August 2, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $85,904

List of Other Included Managers:         NONE


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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     1937      290 SH       SOLE                      290
AOL Time Warner                COM              00184A105      690    46911 SH       SOLE                    46911
Abbott Labs                    COM              002824100      919    24420 SH       SOLE                    24420
Adams Express Co               COM              006212104      136    11128 SH       SOLE                    11128
American Express               COM              025816109     2087    57464 SH       SOLE                    57464
American Intl Group            COM              026874107     2652    38868 SH       SOLE                    38868
Amern Pwr Convers              COM              029066107      215    17000 SH       SOLE                    17000
Amsouth Bancorp                COM              032165102      382    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      582    11640 SH       SOLE                    11640
Applied Materials              COM              038222105     2185   114876 SH       SOLE                   114876
Auto Data Processing           COM              053015103     2066    47450 SH       SOLE                    47450
Bank of America                COM              060505104     2249    31965 SH       SOLE                    31965
Berkshire Hathaway             COM              084670207     1827      818 SH       SOLE                      818
Boeing                         COM              097023105     1224    27200 SH       SOLE                    27200
Bristol Myers Squibb           COM              110122108     1170    45520 SH       SOLE                    45520
ChevronTexaco                  COM              166764100      345     3898 SH       SOLE                     3898
Cisco Systems Inc              COM              17275R102     1360    97512 SH       SOLE                    97512
Citigroup                      COM              172967101     2104    54288 SH       SOLE                    54288
Coca Cola                      COM              191216100     2871    51266 SH       SOLE                    51266
Colgate-Palmolive              COM              194162103      861    17200 SH       SOLE                    17200
Crescent Real Est              COM              225756105      348    18600 SH       SOLE                    18600
Dell Computer Corp             COM              247025109     1817    69514 SH       SOLE                    69514
Disney, Walt Hldg Co           COM              254687106      821    43448 SH       SOLE                    43448
EMC Corp                       COM              268648102      453    59975 SH       SOLE                    59975
Exxon Mobil Corp               COM              30231G102     3635    88829 SH       SOLE                    88829
First Data Corp                COM              319963104      352     9474 SH       SOLE                     9474
GATX Corporation               COM              361448103     1275    42350 SH       SOLE                    42350
General Electric               COM              369604103     2774    95487 SH       SOLE                    95487
Gillette                       COM              375766102     1955    57721 SH       SOLE                    57721
Grey Wolf Inc                  COM              397888108       53    13000 SH       SOLE                    13000
Group 1 Automotive Inc         COM              398905109      202     5300 SH       SOLE                     5300
Hewlett-Packard Co             COM              428236103      303    19804 SH       SOLE                    19804
Home Depot Inc                 COM              437076102     2488    67726 SH       SOLE                    67726
Intel                          COM              458140100     2288   125232 SH       SOLE                   125232
Intl Business Mach             COM              459200101     1685    23400 SH       SOLE                    23400
JP Morgan Chase                COM              616880100      609    17943 SH       SOLE                    17943
Johnson & Johnson              COM              478160104     2692    51510 SH       SOLE                    51510
Jupiter Media Metrix           COM              48206U104        3    11467 SH       SOLE                    11467
Kraft Foods Inc                COM              50075N104     2279    55650 SH       SOLE                    55650
Merck                          COM              589331107     2745    54213 SH       SOLE                    54213
Microsoft Corp                 COM              594918104     1512    27650 SH       SOLE                    27650
Motorola Inc                   COM              620076109      409    28350 SH       SOLE                    28350
Nike Inc                       COM              654106103      212     3950 SH       SOLE                     3950
Novell Inc                     COM              670006105      160    50000 SH       SOLE                    50000
Pepsico                        COM              713448108     2747    57000 SH       SOLE                    57000
Pfizer                         COM              717081103     3463    98951 SH       SOLE                    98951
Philip Morris                  COM              718154107      485    11110 SH       SOLE                    11110
Procter & Gamble Co            COM              742718109     2901    32490 SH       SOLE                    32490
Qualcomm Inc                   COM              747525103      985    35817 SH       SOLE                    35817
Silicon Graphics Inc           COM              827056102      147    50000 SH       SOLE                    50000
Southwest Bancorp              COM              84476R109     1658    45774 SH       SOLE                    45774
Sun Microsystems               COM              866810104       56    11100 SH       SOLE                    11100
Texas Instruments              COM              882508104     1061    44760 SH       SOLE                    44760
Tyco Intl Ltd New              COM              902124106      512    37904 SH       SOLE                    37904
Tyson Foods                    COM              902494103     1629   105000 SH       SOLE                   105000
Walmart                        COM              931142103     3090    56168 SH       SOLE                    56168
Washington Mutual              COM              939322103     2543    68535 SH       SOLE                    68535
Weingarten Realty              COM              948741103      475    13425 SH       SOLE                    13425
Worldcom Inc                   COM              55268B106        4    17750 SH       SOLE                    17750
BP PLC ADR                     SPONS.ADR        055622104     1768    35026 SH       SOLE                    35026
Nokia Corp ADR                 SPONS.ADR        654902204      741    51140 SH       SOLE                    51140
Royal Dutch Pet                SPONS.ADR        780257804     2324    42050 SH       SOLE                    42050
FT UT 570 Preferred C                                          382    40000 SH       SOLE                    40000
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